UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/2014

Item 1.  Schedule of Investments.

FVIT American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares		Value
	VARIABLE INSURANCE TRUSTS- 95.2%
	DEBT FUNDS - 33.5%
1,930,071	American Funds Insurance Series - Bond Fund - Class 1	$ 21,462,391
320,265	American Funds Insurance Series - High-Income Bond Fund - Class 1	3,593,377
		25,055,768
	EQUITY FUNDS - 61.7%
789,453	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	11,328,648
274,505	American Funds Insurance Series - Global Growth and Income Fund - Class 1	3,568,569
145,589	American Funds Insurance Series - Growth Fund - Class 1	11,399,623
342,572	American Funds Insurance Series - Growth-Income Fund - Class 1	17,810,301
95,260	American Funds Insurance Series - New World Fund - Class 1	2,139,545
		46,246,686
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $70,945,124)	71,302,454

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
877,949	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (a)(Cost - $877,949)	877,949

	TOTAL INVESTMENTS - 96.4% (Cost - $71,823,073)(b)	$ 72,180,403
	OTHER ASSETS LESS LIABILITIES - NET - 3.6%	2,714,759
	TOTAL NET ASSETS - 100.0%	$ 74,895,162

(a)	Money market rate shown represents the rate at September 30, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $71,826,448
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 532,252
	Unrealized Depreciation:	(178,297)
	Net Unrealized Appreciation:	$ 353,955

Contracts	OPEN LONG FUTURES CONTRACTS	Unrealized Depreciation
3	MSCI EAFE Index Mini Future December 2014
	(Underlying Face Amount at Value $275,955)	$ (8,040)
3	MSCI Emerging Market E-Mini Future December 2014
	(Underlying Face Amount at Value $150,405)	(8,070)
14	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $1,375,850)	(7,735)
2	S&P Midcap 400 E-Mini Future December 2014
	(Underlying Face Amount at Value $273,080)	(10,560)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ (34,405)

FVIT BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares		Value
VARIABLE INSURANCE TRUSTS - 95.1%
EQUITY FUND - 95.1%
6,684,396	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $119,826,004)	$ 119,650,685

SHORT-TERM INVESTMENTS - 1.0%
MONEY MARKET FUND - 1.0%
1,228,743	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (a)(Cost - $1,228,743)	1,228,743

	TOTAL INVESTMENTS - 96.1% (Cost - $121,054,747)(b)	$ 120,879,428
	OTHER ASSETS LESS LIABILITIES -NET - 3.9%	4,989,687
	TOTAL NET ASSETS - 100.0%	$ 125,869,115

(a)	Money market rate shown represents the rate at September 30, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,058,637 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(179,209)
	Net Unrealized Depreciation:	$ (179,209)

Contracts	OPEN LONG FUTURES CONTRACTS	Unrealized Depreciation
6	MSCI EAFE Index Mini Future December 2014
	(Underlying Face Amount at Value $551,910)	$ (16,080)
13	MSCI Emerging Market E-Mini Future Decemeber 2014
	(Underlying Face Amount at Value $651,755)	(35,035)
14	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $1,375,850)	(7,735)
1	S&P Midcap 400 E-mini Future December 2014
	(Underlying Face Amount at Value $136,540)	(5,285)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ (64,135)

FVIT WMC Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares		Value

	COMMON STOCK - 61.3%
	ADVERTISING - 0.1%
2,329	The Interpublic Group of Cos., Inc.	$ 42,667

	AEROSPACE/DEFENSE - 1.7%
792	The Boeing Co.	100,885
786	General Dynamics Corp.	99,893
977	Lockheed Martin Corp.	178,576
1,331	Raytheon Co.	135,256
2,698	United Technologies Corp.	284,909
		799,519
	AGRICULTURE - 2.1%
11,890	Altria Group, Inc.	546,227
2,689	Lorillard, Inc.	161,098
3,536	Philip Morris International, Inc.	294,902
		1,002,227
	AIRLINES - 0.1%
243	American Airlines Group, Inc.	8,622
667	Delta Air Lines, Inc.	24,112
		32,734
	APPAREL - 0.4%
1,050	Ralph Lauren Corp.	172,967

	BANKS - 4.4%
14,849	Citigroup, Inc.	769,475
1,167	Northern Trust Corp.	79,391
5,180	The PNC Financial Services Group, Inc.	443,304
14,651	Wells Fargo & Co.	759,947
1,250	Zions Bancorporation	36,325
		2,088,442
	BEVERAGES - 1.6%
2,618	Anheuser-Busch InBev NV - ADR	290,205
3,700	The Coca-Cola Co.	157,842
919	Diageo PLC - ADR	106,053
2,256	Monster Beverage Corp. *	206,808
		760,908
	BIOTECHNOLOGY - 1.1%
800	Affimed Therapeutics BV *	5,040
211	Alnylam Pharmaceuticals, Inc. *	16,479
4,310	Arena Pharmaceuticals, Inc. *	18,059
1,304	BioCryst Pharmaceuticals, Inc. *	12,753
260	Genocea Biosciences, Inc. *	2,353
1,302	Gilead Sciences, Inc. *	138,598
1,650	GlycoMimetics, Inc. *	11,451
60	Incyte Corp. *	2,943
240	Karyopharm Therapeutics, Inc. *	8,386
1,101	Novavax, Inc. *	4,591
705	NPS Pharmaceuticals, Inc. *	18,330
337	PTC Therapeutics, Inc. *	14,831
23	Puma Biotechnology, Inc. *	5,487

594	Regeneron Pharmaceuticals, Inc. *	214,149
95	Seattle Genetics, Inc. *	3,532
350	Ultragenyx Pharmaceutical, Inc. *	19,810
100	Versartis, Inc. *	1,899
		498,691
	BUILDING MATERIALS - 0.2%
2,489	Boise Cascade Co. *	75,018

	CHEMICALS - 1.1%
1,333	Cabot Corp.	67,676
1,410	Celanese Corp.	82,513
2,262	The Dow Chemical Co.	118,619
810	LyondellBasell Industries NV	88,015
736	The Sherwin-Williams Co.	161,177
		518,000
	COAL - 0.1%
1,425	CONSOL Energy, Inc.	53,950

	COMMERCIAL SERVICES - 1.6%
2,196	Automatic Data Processing, Inc.	182,444
1,437	Equifax, Inc.	107,401
1,948	EVERTEC, Inc.	43,518
879	Global Payments, Inc.	61,425
1,754	Heartland Payment Systems, Inc.	83,701
818	Manpowergroup, Inc.	57,342
648	Robert Half International, Inc.	31,752
2,088	TriNet Group, Inc. *	53,766
1,170	WEX, Inc. *	129,074
		750,423
	COMPUTERS - 4.2%
1,761	Accenture PLC - Cl. A	143,205
15,024	Apple, Inc.	1,513,668
442	Cadence Design Systems, Inc. *	7,607
2,523	Cognizant Technology Solutions Corp. - Cl. A *	112,955
2,450	Western Digital Corp.	238,434
		2,015,869
	COSMETICS/PERSONAL CARE - 0.3%
984	Colgate-Palmolive Co.	64,176
4,393	Coty, Inc. - Cl. A	72,704
		136,880
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
1,413	Ameriprise Financial, Inc.	174,336
334	BlackRock, Inc. - Cl. A	109,659
565	Moelis & Co. - Cl. A	19,295
640	Raymond James Financial, Inc.	34,291
11,950	Santander Consumer USA Holdings, Inc.	212,830
1,113	TD Ameritrade Holding Corp.	37,141
102	Virtus Investment Partners, Inc.	17,717
1,364	Visa, Inc. - Cl. A	291,037
2,384	WisdomTree Investments, Inc. *	27,130
		923,436
	ELECTRIC - 2.5%
1,655	Ameren Corp.	63,436
676	DTE Energy Co.	51,430
3,425	Duke Energy Corp.	256,087
1,788	Edison International	99,985
2,486	Exelon Corp.	84,748

985	ITC Holdings Corp.	35,096
2,555	NextEra Energy, Inc.	239,863
1,260	Northeast Utilities	55,818
1,044	NRG Energy, Inc.	31,821
1,818	PG&E Corp.	81,883
710	Pinnacle West Capital Corp.	38,794
800	Public Service Enterprise Group, Inc.	29,792
3,132	The Southern Co.	136,712
		1,205,465
	ELECTRICAL COMPONENTS & EQUIPTMENT - 0.0%
190	SunPower Corp. - Cl. A *	6,437

	ELECTRONICS - 1.1%
1,273	Agilent Technologies, Inc.	72,536
3,432	Honeywell International, Inc.	319,588
968	Thermo Fisher Scientific, Inc.	117,806
		509,930
	ENERGY-ALTERNATE SOURCES - 0.0%
702	Pattern Energy Group, Inc. - Cl. A	21,706

	ENGINEERING & CONSTRUCTION - 0.2%
1,341	AECOM Technology Corp. *	45,259
280	Jacobs Engineering Group, Inc. *	13,670
249	URS Corp.	14,345
		73,274
	ENTERTAINMENT - 0.0%
512	DreamWorks Animation SKG, Inc. - Cl. A *	13,962

	ENVIRONMENTAL CONTROL - 0.1%
549	Clean Harbors, Inc. *	29,602

	FOOD - 1.1%
528	Ingredion, Inc.	40,017
401	Kraft Foods Group, Inc.	22,616
9,742	Mondelez International, Inc. - Cl. A	333,810
1,434	Post Holdings, Inc. *	47,580
1,170	Snyder's-Lance, Inc.	31,005
3,813	SunOpta, Inc. *	46,023
		521,051
	FOREST PRODUCTS & PAPER - 0.3%
2,867	International Paper Co.	136,871

	HEALTHCARE-PRODUCTS - 2.1%
3,490	Covidien PLC	301,920
5,269	Medtronic, Inc.	326,415
786	Ocular Therapeutix, Inc. *	11,766
3,579	St. Jude Medical, Inc.	215,205
1,532	Stryker Corp.	123,709
		979,015
	HEALTHCARE-SERVICES - 1.4%
2,630	Aetna, Inc.	213,030
1,364	Cigna Corp.	123,701
3,233	HCA Holdings, Inc. *	227,991
1,394	UnitedHealth Group, Inc.	120,233
		684,955
	HOME FURNISHINGS - 0.1%
1,228	Tempur Sealy International, Inc. *	68,977

	INSURANCE - 3.6%
2,280	The Allstate Corp.	139,924
6,516	American International Group, Inc.	351,994
4,139	Assured Guaranty, Ltd.	91,720
5,997	The Hartford Financial Services Group, Inc.	223,388
5,890	Marsh & McLennan Cos., Inc.	308,283
3,761	Principal Financial Group, Inc.	197,340
2,019	Prudential Financial, Inc.	177,551
6,104	XL Group PLC	202,470
		1,692,670
	INTERNET - 1.3%
898	Amazon.com, Inc. *	289,551
2,176	Facebook, Inc. - Cl. A *	171,991
160	Netflix, Inc. *	72,189
1,406	Yelp, Inc. - Cl. A *	95,960
		629,691
	IRON/STEEL - 0.2%
516	Allegheny Technologies, Inc.	19,144
310	Nucor Corp.	16,827
520	Reliance Steel & Aluminum Co.	35,568
		71,539
	LEISURE TIME - 0.5%
643	Arctic Cat, Inc.	22,389
2,997	Harley-Davidson, Inc.	174,425
1,419	Norwegian Cruise Line Holdings, Ltd. *	51,112
		247,926
	LODGING - 0.6%
3,427	Hilton Worldwide Holdings, Inc. *	84,407
578	Las Vegas Sands Corp.	35,957
2,110	Wyndham Worldwide Corp.	171,459
		291,823
	MEDIA - 2.5%
787	Charter Communications, Inc. *	119,128
5,019	Comcast Corp.	269,922
4,165	DIRECTV *	360,356
773	Markit, Ltd. *	18,050
1,825	Nielsen NV	80,902
258	Time Warner, Inc.	19,404
4,519	Twenty-First Century Fox, Inc.	154,957
1,763	The Walt Disney Co.	156,960
		1,179,679
	METAL FABRICATE/HARDWARE - 0.2%
352	Precision Castparts Corp.	83,382

	MINING - 0.1%
2,561	Luxfer Holdings PLC - ADR	44,203

	MISCELLANEOUS MANUFACTURING - 2.1%
4,724	Danaher Corp.	358,930
1,411	Dover Corp.	113,346
2,118	Eaton Corp. PLC	134,218
2,564	Illinois Tool Works, Inc.	216,453
2,386	Pentair PLC	156,259
		979,206

	OIL & GAS - 3.6%
8,445	Alon USA Energy, Inc.	121,270
2,224	Anadarko Petroleum Corp.	225,603
4,004	Cabot Oil & Gas Corp.	130,891
1,108	Chevron Corp.	132,207
16,244	Cobalt International Energy, Inc. *	220,918
212	Concho Resources, Inc. *	26,583
1,245	Diamondback Energy, Inc. *	93,101
747	Energen Corp.	53,963
2,881	Exxon Mobil Corp.	270,958
1,676	Gulfport Energy Corp. *	89,498
1,023	HollyFrontier Corp.	44,685
1,201	Nabors Industries, Ltd.	27,335
899	Patterson-UTI Energy, Inc.	29,244
818	Pioneer Natural Resources Co.	161,121
3,605	Rice Energy, Inc. *	95,893
		1,723,270
	OIL & GAS SERVICES - 0.3%
1,469	Baker Hughes, Inc.	95,573
777	Halliburton Co.	50,124
		145,697
	PACKAGING & CONTAINERS - 0.6%
3,466	Ball Corp.	219,294
2,062	Owens-Illinois, Inc. *	53,715
		273,009
	PHARMACEUTICALS - 4.3%
1,520	Abbott Laboratories	63,217
420	Achaogen, Inc. *	3,763
830	Actavis plc *	200,262
783	Aerie Pharmaceuticals, Inc. *	16,200
2,351	Alkermes PLC *	100,787
6,719	Bristol-Myers Squibb Co.	343,878
1,307	Cardinal Health, Inc.	97,920
2,504	Eli Lilly & Co.	162,384
2,078	Ironwood Pharmaceuticals, Inc. - Cl. A *	26,920
2,672	Johnson & Johnson	284,808
200	Kite Pharma, Inc. *	5,700
1,066	McKesson Corp.	207,518
6,048	Merck & Co., Inc.	358,525
500	Otonomy, Inc. *	12,000
1,555	Prestige Brands Holdings, Inc. *	50,335
267	Relypsa, Inc. *	5,631
484	TESARO, Inc. *	13,029
531	Tetraphase Pharmaceuticals, Inc. *	10,593
2,409	Trevena, Inc. *	15,466
2,093	Zoetis, Inc. - Cl. A	77,336
		2,056,272
	PIPELINES - 0.9%
5,761	Enbridge, Inc.	275,837
2,153	Kinder Morgan, Inc.	82,546
1,046	The Williams Cos, Inc.	57,896
		416,279
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
2,362	American Tower Corp.	221,154
1,329	AvalonBay Communities, Inc.	187,349
455	Public Storage	75,457
764	Simon Property Group, Inc.	125,617

683	SL Green Realty Corp.			69,202
4,163	Weyerhaeuser Co.			132,633
				811,412
	RETAIL - 4.1%
1,350	Advanced Auto Parts, Inc.			175,905
417	AutoZone, Inc. *			212,528
3,282	CVS Health Corp.			261,214
1,144	Dollar General Corp. *			69,910
1,587	Dollar Tree, Inc. *			88,983
1,148	L Brands, Inc.			76,893
8,112	Lowe's Cos, Inc.			429,287
1,278	Nu Skin Enterprises, Inc.			57,548
2,459	Ross Stores, Inc.			185,851
1,080	Signet Jewelers, Ltd.			123,023
1,557	Starbucks Corp.			117,491
2,791	Walgreen Co.			165,423
				1,964,056
	SEMICONDUCTORS - 1.4%
3,802	Applied Materials, Inc.			82,161
80	First Solar, Inc. *			5,265
10,210	Freescale Semiconductor, Ltd. *			199,401
9,969	Intel Corp.			347,121
497	Lam Research Corp.			37,126
				671,074
	SOFTWARE - 2.2%
5,957	Activision Blizzard, Inc.			123,846
1,757	Akamai Technologies, Inc. *			105,069
669	Envestnet, Inc. *			30,105
16,473	Microsoft Corp.			763,688
582	MSCI, Inc. - Cl. A *			27,366
				1,050,074
	TELECOMMUNICATIONS - 0.9%
17,046	Cisco Systems, Inc.			429,048

	TRANSPORTATION - 0.5%
260	Con-way, Inc.			12,350
508	FedEx Corp.			82,017
412	JB Hunt Transport Services, Inc.			30,509
127	Kansas City Southern			15,392
576	Norfolk Southern Corp.			64,282
1,532	Swift Transportation Co. - Cl. A *			32,141
1,120	UTi Worldwide, Inc. *			11,906
				248,597

	TOTAL COMMON STOCKS (Cost - $28,008,711)			29,131,883

	EXCHANGE TRADED FUND - 1.1%
	EQUITY FUND - 1.1%
2,737	SPDR S&P 500 ETF Trust (Cost - $512,897)			539,244

	PERFERRED STOCK - 0.2%	Coupon Rate (%)	Maturity
3,000	Verizon Communications, Inc. (Cost $75,000)	5.900	2/15/2054	78,240

	ASSET BACKED SECURITIES - 0.1%
45,000	Santander Drive Auto Receivables Trust 2013-2 (Cost - $45,865)	2.570	3/15/2019	45,471

Principal Amount ($)
	BONDS & NOTES - 3.7%
	AEROSPACE/DEFENSE - 0.1%
50,000	Lockheed Martin Corp.	6.150	9/1/2036	63,089

	BANKS - 0.5%
35,000	Bank of America Corp.	4.200	8/26/2024	34,697
50,000	Citigroup, Inc.	4.050	7/30/2022	50,642
45,000	Deutsche Bank AG/London	3.700	5/30/2024	44,609
55,000	Goldman Sachs Group, Inc.	4.800	7/8/2044	55,306
35,000	Wells Fargo & Co.	4.100	6/3/2026	34,877
				220,131
	BIOTECHNOLOGY - 0.2%
50,000	Amgen, Inc.	3.625	5/15/2022	50,784
50,000	Celgene Corp.	3.625	5/15/2024	49,467
				100,251
	CHEMICALS - 0.1%
55,000	Agrium, Inc.	7.125	5/23/2036	71,611

	COMPUTERS - 0.1%
65,000	EMC Corp.	2.650	6/1/2020	64,497

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
30,000	Synchrony Financial	3.750	8/15/2021	30,271

	ELECTRIC - 0.4%
50,000	Duke Energy Corp.	3.750	4/15/2024	51,259
75,000	Pacific Gas & Electric Co.	3.400	8/15/2024	74,182
50,000	PPL Capital Funding, Inc.	3.500	12/1/2022	50,325
				175,766
	FOOD - 0.2%
50,000	Mondelez International, Inc.	6.500	2/9/2040	62,691
15,000	Tyson Foods, Inc.	2.650	8/15/2019	15,028
				77,719
	HEALTHCARE-SERVICES - 0.2%
75,000	WellPoint, Inc.	3.500	8/15/2024	73,144

	INSURANCE - 0.3%
25,000	ACE INA Holdings, Inc.	3.350	5/15/2024	24,943
50,000	American International Group, Inc.	4.875	6/1/2022	54,996
50,000	The Hartford Financial Services Group, Inc.	5.500	3/30/2020	56,453
				136,392
	MEDIA - 0.1%
50,000	Viacom, Inc.	4.250	9/1/2023	51,507

	MINING - 0.1%
50,000	Barrick Gold Corp.	3.850	4/1/2022	48,099

	MISCELLANEOUS MANUFACTURING - 0.1%
50,000	Pentair Finance SA	3.150	9/15/2022	48,700

	OIL & GAS - 0.3%
50,000	Cenovus Energy, Inc.	3.800	9/15/2023	51,075
50,000	Rowan Cos, Inc.	4.750	1/15/2024	50,262
50,000	Talisman Energy, Inc.	6.250	2/1/2038	55,779
				157,116

	PHARMACEUTICALS - 0.2%
50,000	Actavis Funding SCS	3.850	6/15/2024	48,469
60,000	Express Scripts Holding Co.	3.500	6/15/2024	58,750
				107,219
	PIPELINES - 0.1%
50,000	DCP Midstream LLC	5.350	3/15/2020	55,097

	REAL ESTATE INVESTMENT TRUST - 0.2%
75,000	HCP, Inc.	3.875	8/15/2024	73,473

	RETAIL - 0.2%
50,000	AutoZone, Inc.	2.875	1/15/2023	47,761
50,000	CVS Health Corp.	4.000	12/5/2023	52,094
				99,855
	TOYS/GAMES/HOBBIES - 0.1%
50,000	Mattel, Inc.	2.350	5/6/2019	49,734

	TRUCKING & LEASING - 0.1%
50,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.875	7/11/2022	53,732

	TOTAL BONDS & NOTES (Cost $1,781,140)			1,757,403

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.3%
32,551	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8	5.3990	5/15/2045	34,633
100,000	LB-UBS Commercial Mortgage Trust 2006-C6	5.3720	9/15/2039	106,903
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $144,764)			141,536

	MORTGAGE BACKED SECURITIES - 5.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 1.9%
475,000	Freddie Mac +	4.0000	10/15/2044	500,085
50,000	Freddie Mac +	4.5000	10/1/2044	53,925
50,000	Freddie Mac +	5.0000	10/1/2044	55,098
50,000	Freddie Mac +	5.5000	10/1/2044	55,547
37,216	Freddie Mac Gold Pool	2.5000	10/1/2028	37,641
22,398	Freddie Mac Gold Pool	3.0000	9/1/2028	23,085
65,544	Freddie Mac Gold Pool	3.5000	2/1/2043	64,865
61,638	Freddie Mac Gold Pool	3.5000	10/1/2043	62,989
50,000	Freddie Mac Gold Pool	4.0000	8/1/2044	52,712
				905,947
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.0%
50,000	Fannie Mae +	3.5000	10/15/2029	52,559
575,000	Fannie Mae +	4.5000	10/1/2038	620,371
175,000	Fannie Mae +	5.0000	10/1/2033	193,085
50,000	Fannie Mae +	5.5000	10/1/2033	55,682
75,000	Fannie Mae +	6.0000	10/25/2035	84,770
50,315	Fannie Mae Pool	2.5000	4/1/2028	50,902
124,692	Fannie Mae Pool	3.0000	7/1/2043	123,099
36,403	Fannie Mae Pool	3.0000	10/1/2028	37,546
118,257	Fannie Mae Pool	3.5000	5/1/2043	121,037
95,207	Fannie Mae Pool	4.0000	11/1/2043	100,660
				1,439,711
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.9%
100,000	Ginnie Mae +	4.5000	7/30/2022	108,453
50,000	Ginnie Mae +	5.0000	10/1/2044	54,997
83,131	Ginnie Mae II Pool	3.0000	12/20/2042	83,864
101,555	Ginnie Mae II Pool	3.5000	7/20/2043	105,152
62,313	Ginnie Mae II Pool	4.0000	9/20/2043	66,175

				418,641
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $2,747,016)			2,764,299

	U.S. TREASURY SECURITIES - 21.0%
400,000	United States Treasury Floating Rate Note ^	0.060	1/31/2016	400,081
385,000	United States Treasury Bond	3.375	5/15/2044	397,512
450,000	United States Treasury Bond	3.625	8/15/2043	486,422
170,000	United States Treasury Bond	3.750	11/15/2043	187,903
950,000	United States Treasury Note	0.625	9/30/2017	936,046
1,435,000	United States Treasury Note	0.625	11/30/2017	1,409,103
3,130,000	United States Treasury Note	0.750	10/31/2017	3,090,753
1,780,000	United States Treasury Note	0.750	12/31/2017	1,751,630
385,000	United States Treasury Note	0.875	4/30/2017	384,609
257,300	United States Treasury Note	1.375	6/30/2018	256,556
655,000	United States Treasury Bond	2.375	8/15/2024	647,427
5,000	United States Treasury Bond	2.500	8/15/2023	5,030
11,800	United States Treasury Bond	2.750	11/15/2023	12,095
	TOTAL U.S. TREASURY SECURITIES (Cost - $9,932,233)			9,965,167

	SHORT-TERM INVESTMENTS - 8.8%
	DISCOUNT NOTES - 2.1%
100,000	Fannie Mae Discount Notes (a)	0.0200	11/12/2014	99,998
600,000	Federal Home Loan Bank Discount Notes (a)	0.0700	10/24/2014	599,973
300,000	Federal Home Loan Bank Discount Notes (a)	0.0300	11/12/2014	299,990
				999,961
	MONEY MARKET FUND - 6.7%
3,166,022	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (b)			3,166,022
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,165,982)			4,165,983

	TOTAL INVESTMENTS - 102.3% (Cost - $47,413,608)(c)			$ 48,589,226
	OTHER ASSETS LESS LIABILITIES - NET - (2.3)%			(1,099,945)
	TOTAL NET ASSETS - 100.0%			$ 47,489,281

* Non-income producing security.
+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
^ Variable rate security - interest rate subject to periodic change.
ADR - American Depositary Receipt
(a) Represents discount rate at time of purchase.
(b) Money market rate shown represents the rate at September 30, 2014.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,440,216 market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 1,592,452
		Unrealized Depreciation:		(443,442)
	Net Unrealized Appreciation:			$ 1,149,010

Contracts	OPEN LONG FUTURES CONTRACTS			Unrealized Depreciation
1	MSCI EAFE Index Mini Future December 2014
	(Underlying Face Amount at Value $91,985)			$ (2,680)
10	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $982,750)			(6,868)
2	S&P Midcap 400 E-Mini Future December 2014
	(Underlying Face Amount at Value $273,080)			(10,560)

	TOTAL UNREALIZED DEPRECIATION FOR OPEN LONG FUTURES CONTRACTS			$ (17,428)

FVIT Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 42.8%
62,494	iShares Core U.S. Aggregate Bond ETF		$ 6,818,720
26,841	iShares Floating Rate Bond ETF		1,364,328
22,405	iShares iBoxx $ High Yield Corporate Bond ETF		2,060,140
18,731	iShares Intermediate Credit Bond ETF		2,047,486
			12,290,674
	EQUITY FUNDS - 52.2%
60,000	iShares Core S&P 500 ETF		11,895,600
7,519	iShares Core S&P Mid-Cap ETF		1,028,148
21,266	iShares MSCI EAFE ETF		1,363,576
6,145	iShares Russell 2000 ETF		671,956
			14,959,280
	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,175,509)		27,249,954

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
1,002,125	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (a)(Cost - $1,002,125)		1,002,125

	TOTAL INVESTMENTS - 98.5% (Cost - $28,177,634)(b)		$ 28,252,079
	OTHER ASSETS LESS LIABILITIES -NET - 1.5%		429,444
	TOTAL NET ASSETS - 100.0%		$ 28,681,523

(a)	Money market rate shown represents the rate at September 30, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,177,634
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 222,872
		Unrealized Depreciation:	(148,427)
	Net Unrealized Appreciation:		$ 74,445

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Depreciation
5	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $491,375)		$ (2,763)

FVIT Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUND - 19.0%
	EQUITY FUND - 19.0%
34,540	iShares Core S&P 500 ETF (Cost - $6,637,839)		$ 6,847,900

	VARIABLE INSURANCE TRUSTS - 76.2%
	DEBT FUND - 23.8%
644,269	MFS Research Bond Series *		8,575,220

	EQUITY FUNDS - 52.4%
93,927	American Century VP Mid Cap Value - Class 1		1,747,981
189,201	American Century VP Value Fund - Investor Class		1,716,055
42,122	Invesco VI Core Equity Fund - Class 1		1,708,034
24,381	Invesco VI International Growth Fund - Class 1		854,802
135,807	MFS Growth Series		5,138,943
78,922	MFS VIT II International Value Portfolio		1,712,617
275,256	Putnam VT Equity Income - Class 1A ^		5,984,067
			18,862,499
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $27,595,167)		27,437,719

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
663,181	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (a)(Cost - $663,181)		663,181

	TOTAL INVESTMENTS - 97.1% (Cost - $34,896,187)(b)		$ 34,948,800
	OTHER ASSETS LESS LIABILITIES -NET - 2.9%		1,054,198
	TOTAL NET ASSETS - 100.0%		$ 36,002,998

(a)	Money market rate shown represents the rate at September 30, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,896,187
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
^	A portion of this investment is considered Illiquid. This represents $13,219 or 0.04% of net assets as of September 30, 2014.

		Unrealized Appreciation:	$ 439,945
		Unrealized Depreciation:	(387,332)
	Net Unrealized Appreciation:		$ 52,613

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Depreciation
1	MSCI EAFE Index Mini Future December 2014
	(Underlying Face Amount at Value $91,985)		$ (2,680)
1	S&P Midcap 400 E-Mini December 2014
	(Underlying Face Amount at Value $136,540)		(4,800)
9	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $884,475)		(3,053)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS		$ (10,533)

FVIT Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares		Value
	COMMON STOCKS- 71.2%
	AEROSPACE/DEFENSE - 3.4%
3,700	General Dynamics Corp.	$ 470,233
9,200	United Technologies Corp.	971,520
		1,441,753
	AGRICULTURE - 3.6%
14,600	Archer-Daniels-Midland Co.	746,060
9,500	Bunge, Ltd.	800,185
		1,546,245
	APPAREL - 1.1%
5,200	Nike, Inc.	463,840

	AUTO PARTS & EQUIPMENT - 1.9%
18,600	Johnson Controls, Inc.	818,400

	BEVERAGES - 1.7%
7,800	PepsiCo, Inc.	726,102

	CHEMICALS - 6.3%
5,900	Air Products & Chemicals, Inc.	768,062
11,300	Albemarle Corp.	665,570
2,600	Ecolab, Inc.	298,558
7,400	Praxair, Inc.	954,600
		2,686,790
	COMMERCIAL SERVICES - 1.0%
2,800	Cintas Corp.	197,652
5,400	Matthews International Corp.	237,006
		434,658
	COMPUTERS - 2.6%
7,700	Accenture PLC	626,164
2,500	International Business Machines Corp.	474,575
		1,100,739
	COSMETICS/PERSONAL CARE - 3.0%
7,900	Colgate-Palmolive Co.	515,238
9,300	The Procter & Gamble Co.	778,782
		1,294,020
	DISTRIBUTION/WHOLESALE - 0.4%
700	WW Grainger, Inc.	176,155

	ELECTRONICS- 2.0%
9,100	Honeywell International, Inc.	847,392

	FOOD- 0.7%
4,500	McCormick & Co., Inc.	280,980

	HEALTHCARE-PRODUCTS - 6.6%
6,400	Becton Dickinson and Co.	728,384
3,300	DENTSPLY International, Inc.	150,480
14,500	Medtronic, Inc.	898,275
9,600	Stryker Corp.	775,200
6,100	West Pharmaceutical Services, Inc.	273,036
		2,825,375
	INSURANCE - 1.2%
3,700	Aflac, Inc.	215,525
2,800	RLI, Corp.	121,212
1,700	The Chubb Corp.	154,836
		491,573
	IRON/STEEL - 0.4%
2,900	Nucor Corp.	157,412

	MACHINERY-DIVERSIFIED - 2.4%
7,000	Roper Industries, Inc.	1,024,030

	MEDIA - 1.2%
9,000	John Wiley & Sons, Inc.	504,990

	MISCELLANEOUS MANUFACTURING - 5.2%
2,300	Carlisle Cos., Inc.	184,874
4,600	Donaldson Co., Inc.	186,898
10,500	Dover Corp.	843,465
15,230	Pentair PLC	997,413
		2,212,650
	OIL & GAS - 5.2%
7,600	Chevron Corp.	906,832
6,700	ExxonMobil Corp.	630,135
7,100	Occidental Petroleum Corp.	682,665
		2,219,632
	OIL & GAS SERVICES - 2.0%
8,300	Schlumberger Ltd.	844,027

	PHARMACEUTICALS - 4.6%
9,200	Abbott Laboratories	382,628
4,400	AbbVie, Inc.	254,144
11,200	Johnson & Johnson	1,193,808
800	Perrigo Co. PLC	120,152
		1,950,732
	RETAIL - 9.1%
5,900	CVS Health Corp.	469,581
6,300	McDonald's Corp.	597,303

6,300	Ross Stores, Inc.		476,154
11,800	Target Corp.		739,624
10,800	Walgreen Co.		640,116
9,100	Wal-Mart Stores, Inc.		695,877
3,800	Yum! Brands, Inc.		273,524
			3,892,179
	SEMICONDUCTORS - 2.9%
11,500	QUALCOMM, Inc.		859,855
7,800	Texas Instruments, Inc.		371,982
			1,231,837
	SOFTWARE - 1.7%
15,300	Microsoft Corp.		709,308

	TRANSPORTAION - 1.0%
4,500	United Parcel Service, Inc.		442,305

	TOTAL COMMON STOCKS (Cost - $30,333,729)		30,323,124

	MUTUAL FUND - 23.4%
	DEBT FUND - 23.4%
980,864	Franklin Templeton Total Return Fund (Cost - $9,930,429)		9,955,771

	SHORT-TERM INVESTMENT - 5.5%
	MONEY MARKET FUND - 5.5%
2,357,330	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (a)(Cost - $2,357,330)		2,357,330

	TOTAL INVESTMENTS - 100.1% (Cost - $42,621,488)(b)		$ 42,636,225
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%		(25,635)
	TOTAL NET ASSETS - 100.0%		$ 42,610,590

(a)	Money market rate shown represents the rate at September 30, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,621,488
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 688,088
		Unrealized Depreciation:	(673,351)
			$ 14,737

Contracts			Unrealized Appreciation/ (Depreciation)
	OPEN SHORT FUTURES CONTRACTS
3	MSCI Emerging Markets E-Mini Future December 2014
	(Underlying Face Amount at Value $150,405)		$ 8,070

	OPEN LONG FUTURES CONTRACTS
13	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $1,277,575)	(8,443)

	NET UNREALIZED DEPRECIATION OF OPEN FUTURES CONTRACTS	$ (373)

FVIT Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 14.3%
90,815	iShares Core U.S. Aggregate Bond ETF		$ 9,908,825
36,567	iShares Floating Rate Bond ETF		1,858,701
33,915	iShares iBoxx $ High Yield Corporate Bond ETF		3,118,484
34,024	iShares Intermediate Credit Bond ETF		3,719,163
			18,605,173
	EQUITY FUNDS - 80.7%
311,750	iShares Core S&P 500 ETF		61,807,555
53,914	iShares Core S&P Mid-Cap ETF		7,372,200
159,342	iShares MSCI EAFE ETF		10,217,009
188,264	iShares Russell 1000 ETF		20,684,566
44,651	iShares Russell 2000 ETF		4,882,587
			104,963,917
	TOTAL EXCHANGE TRADED FUNDS (Cost - $124,507,069)		123,569,090

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
6,470,131	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (a)(Cost - $6,470,131)		6,470,131

	TOTAL INVESTMENTS - 100.0% (Cost - $130,977,200)(b)		$ 130,039,221
	OTHER ASSETS LESS LIABILITIES - NET - (0.0)%		(64,787)
	TOTAL NET ASSETS - 100.0%		$ 129,974,434

(a)	Money market rate shown represents the rate at September 30, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $130,977,200
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 150,440
		Unrealized Depreciation:	(1,088,419)
	Net Unrealized Depreciation:		$ (937,979)

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Appreciation/ (Depreciation)
5	MSCI EAFE Index Mini Future December 2014
	(Underlying Face Amount at Value $459,925)		$ (2,700)
1	MSCI Emerging Market E-Mini Future December 2014
	(Underlying Face Amount at Value $50,135)		60
2	Russell 2000 Mini December 2014
	(Underlying Face Amount at Value $219,320)		(6,840)
40	S&P 500 E-Mini December 2014

	(Underlying Face Amount at Value $3,931,000)	1,513
3	S&P Midcap 400 E-Mini Future December 2014
	(Underlying Face Amount at Value $409,620)	(4,190)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ (12,157)

FVIT Moderate Growth® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 33.2%
57,630	iShares Core U.S. Aggregate Bond ETF	$ 6,288,009
22,864	iShares Floating Rate Bond ETF	1,162,177
18,115	iShares iBoxx $ High Yield Corporate Bond ETF	1,665,674
22,733	iShares Intermediate Credit Bond ETF	2,484,944
		11,600,804
	EQUITY FUNDS - 61.8%
82,879	iShares Core S&P 500 ETF	16,431,591
10,896	iShares Core S&P Mid-Cap ETF	1,489,919
29,191	iShares MSCI EAFE ETF	1,871,727
7,244	iShares Russell 1000 ETF	795,898
9,014	iShares Russell 2000 ETF	985,681
		21,574,816
	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,376,648)	33,175,620

	SHORT-TERM INVESTMENT - 3.0%
	MONEY MARKET FUND - 3.0%
1,044,274	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.05% (a)(Cost - $1,044,274)	1,044,274

	TOTAL INVESTMENTS - 98.0% (Cost - $34,420,922)(b)	$ 34,219,894
	OTHER ASSETS LESS LIABILITIES - NET - 2.0%	707,452
	TOTAL NET ASSETS - 100.0%	$ 34,927,346

(a)	Money market rate shown represents the rate at September 30, 2014.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,420,922
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 31,046
	Unrealized Depreciation:	(232,074)
	Net Unrealized Depreciation:	$ (201,028)

Contracts	OPEN LONG FUTURES CONTRACTS	Unrealized Depreciation
1	MSCI EAFE Index Mini December 2014
	(Underlying Face Amount at Value $91,985)	$ (2,715)
8	S&P 500 E-Mini December 2014
	(Underlying Face Amount at Value $786,200)	(4,420)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS	$ (7,135)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the issuing swap.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and

(xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for each Portfolio’s investments measured at fair value:

FVIT American Funds® Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 71,302,454	$ -	$ -	$ 71,302,454
Money Market Fund	877,949	-	-	877,949
Total	$ 72,180,403	$ -	$ -	$ 72,180,403

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Future Contracts *	$ 34,405	$ -	$ -	$ 34,405
Total	$ 34,405	$ -	$ -	$ 34,405

FVIT BlackRock Global Allocation Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ -	$ 119,650,685	$ -	$ 119,650,685
Money Market Fund	1,228,743	-	-	1,228,743
Total	$ 1,228,743	$ 119,650,685	$ -	$ 120,879,428

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Future Contracts *	$ 64,135	$ -	$ -	$ 64,135
Total	$ 64,135	$ -	$ -	$ 64,135

FVIT WMC Research Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 29,131,883	$ -	$ -	$ 29,131,883
Exchange Traded Funds	539,244	-	-	539,244
Preferred Stock	78,240	-	-	78,240
Asset Backed Securities	45,471	-	-	45,471
Bonds & Notes	-	1,757,403	-	1,757,403
Commercial Mortgage Backed Securities	-	141,536	-	141,536
Mortgage Backed Securities	-	2,764,299	-	2,764,299
U.S. Treasury Securities	8,493,249	1,471,918	-	9,965,167
Money Market Fund	4,165,983	-	-	4,165,983
Total	$ 42,454,070	$ 6,135,156	$ -	$ 48,589,226

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Future Contracts *	$ 17,428	$ -	$ -	$ 17,428

FVIT Balanced Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 27,249,954	$ -	$ -	$ 27,249,954
Money Market Fund	1,002,125	-	-	1,002,125
Total	$ 28,252,079	$ -	$ -	$ 28,253,659

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Future Contracts *	$ 2,763	$ -	$ -	$ 2,763
Total	$ 2,763	$ -	$ -	$ 2,763

FVIT Select Advisor Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,847,900	$ -	$ -	$ 6,847,900
Variable Insurance Trusts	27,437,719	-	-	27,437,719
Money Market Fund	663,181	-	-	663,181
Total	$ 34,948,800	$ -	$ -	$ 34,948,800

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Future Contracts *	$ 10,533	$ -	$ -	$ 10,533
Total	$ 10,533	$ -	$ -	$ 10,533

FVIT Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 123,569,090	$ -	$ -	$ 123,569,090
Money Market Fund	6,470,131	-	-	6,470,131
Total	$ 130,039,221	$ -	$ -	$ 130,039,221

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Future Contracts *	$ 12,157	$ -	$ -	$ 12,157
Total	$ 12,157	$ -	$ -	$ 12,157

FVIT Moderate Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,175,620	$ -	$ -	$ 33,175,620
Money Market Fund	1,044,274	-	-	1,044,274
Total	$ 34,219,894	$ -	$ -	$ 34,219,894

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Future Contracts *	$ 7,135	$ -	$ -	$ 7,135
Total	$ 7,135	$ -	$ -	$ 7,135

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Cumulative appreciation (depreciation) is reported in the above table.

It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 assets:

FVIT WMC Research Managed Risk Portfolio
	U.S. Treasury Notes	Total
Transfers into Level 2 from Level 1	$ 1,471,918	$ 1,471,918
Net Transfer In/(Out) of Level 2	1,471,918	1,471,918

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the portfolios of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).   During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

*/s/ Robert Arena

       Robert Arena, President

Date

11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert Arena

       Robert Arena, President

Date

11/25/14

By (Signature and Title)

*/s/ Laura Szalyga

       Laura Szalyga, Treasurer

Date

11/25/14